Subsequent Events (Details) $ in Millions, $ in Millions			1 Months Ended
	Oct. 21, 2021	Oct. 02, 2021	Aug. 27, 2021 CAD ($) shares	Aug. 27, 2021 USD ($)
Subsequent Events [Abstract]
Aggregate purchase price | $			$ 200
Cash payable, percentage			50.00%
Class A common stock, percentage			50.00%
Cash | $				$ 80.0
Class A common stock, shares | shares			5,805,144
Purchase of shares | shares			1,542,332
Description of definitive agreement	indie entered into a definitive agreement with Analog Devices to acquire Symeo GmbH (“Symeo”) for $10.0 million in cash at closing, $10.0 million in cash in 2023 and an equity-based earn-out of up to 858,369 shares of indie Class A common stock based on future revenue growth. The Symeo transaction is pending approval by the German government.	indie entered into a definitive agreement and completed its acquisition of ON Design Israel Ltd. (“ON Design Israel”), for $5.0 million in cash at closing, $7.5 million of cash in 2022 and up to $7.5 million of cash based on design win performance. Upon completion of the acquisition, ON Design Israel was renamed to indie Semiconductor Design Israel Ltd.